DoubleLine Income Solutions Fund	(Unaudited)
Schedule of Investments	December 31, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 1.6%
	Apollo Aviation Securitization Equity Trust
736,604	Series 2024-1A-B	6.90	%(a)	05/16/2049	749,021
982,763	Series 2024-2A-B	6.61	%(a)	09/16/2049	974,628
	Arivo Acceptance Auto Loan Receivables Trust
1,150,000	Series 2021-1A-D	5.83	%(a)	01/18/2028	1,146,399
	Blue Stream Communications LLC
2,000,000	Series 2023-1A-C	8.90	%(a)	05/20/2053	2,023,217
	Bojangles Issuer LLC
300,000	Series 2024-1A-A2	6.58	%(a)	11/20/2054	296,733
	Business Jet Securities LLC
944,836	Series 2024-2A-C	7.97	%(a)	09/15/2039	946,651
	Castlelake Aircraft Securitization Trust
490,841	Series 2018-1-C	6.63	%(a)	06/15/2043	158,348
2,111,664	Series 2021-1A-C	7.00	%(a)	01/15/2046	2,010,319
	Compass Datacenters LLC
1,250,000	Series 2024-1A-B	7.00	%(a)	02/25/2049	1,260,525
	Dividend Solar Loans LLC
957,244	Series 2018-2-B	4.25	%(a)	12/20/2038	855,048
	JOL Air Ltd.
1,023,616	Series 2019-1-B	4.95	%(a)	04/15/2044	1,006,180
	Metronet Systems Holdings LLC
325,000	Series 2024-1A-B	7.59	%(a)	04/20/2054	334,638
	Pagaya AI Debt Selection Trust
2,750,000	Series 2021-3-CERT	0.00	%(a)(b)(c)	05/15/2029	28,839
154,037	Series 2022-2-AB	6.63	%(a)(d)	01/15/2030	154,385
	Sierra Timeshare Conduit Receivables Funding LLC
531,512	Series 2023-2A-D	9.72	%(a)	04/20/2040	544,113
	SOFI Alternative Trust
55,000	Series 2021-2-R1	0.00	%(a)(b)(c)	08/15/2030	229,864
	SoFi Professional Loan Program LLC
50,000	Series 2018-A-R1	0.00	%(a)(b)(c)	02/25/2042	378,224
14,827	Series 2018-A-R2	0.00	%(a)(b)(c)	02/25/2042	112,159
100,000	Series 2018-C-R1	0.00	%(a)(b)(c)	01/25/2048	788,961
	Start Ltd./Bermuda
270,737	Series 2019-1-C	6.41	%(a)	03/15/2044	255,555
	Summit Issuer LLC
4,300,000	Series 2020-1A-C	5.10	%(a)	12/20/2050	4,224,092
	Sunbird Engine Finance
537,284	Series 2020-1A-C	6.78	%(a)	02/15/2045	518,243
	Switch ABS Issuer LLC
1,000,000	Series 2024-2A-C	10.03	%(a)	06/25/2054	1,036,156
	Upstart Securitization Trust
1,650,000	Series 2021-4-C	3.19	%(a)	09/20/2031	1,596,102
	Willis Lease Finance Corp.
482,321	Series 2020-A-C	6.66	%(a)	03/15/2045	479,101
539,465	Series 2021-A-C	7.39	%(a)	05/15/2046	535,458
	Total Asset Backed Obligations (Cost $22,490,095)				22,642,959
BANK LOANS - 23.7%
	AAdvantage Loyalty IP Ltd.
2,215,500	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	9.63%		04/20/2028	2,278,188
	Access CIG LLC
5,466,147	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.50% Floor)	9.59%		08/18/2028	5,526,165

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Acuris Finance US, Inc.
3,051,932	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.08%		02/16/2028	3,075,874
	ADMI Corp.
5,738,562	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.75%, 0.00% Floor)	10.11%		12/23/2027	5,774,428
	Allied Universal Holdco LLC
2,546,872	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.21%		05/15/2028	2,558,358
	Altice France SA
1,379,496	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.50%, 0.00% Floor)	10.16%		08/31/2028	1,111,529
	Alvaria Holdco (Aspect Software) Second-Out T/L
1,124,317	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.00% or 5.50% PIK, 0.75% Floor)	5.46%		05/05/2028	469,402
	Alvaria Holdco (Aspect Software) Third-Out T/L A
2,605,059	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00% or 6.50% PIK, 0.75% Floor)	6.46%		05/05/2028	117,228
	American Tire Distributors, Inc.
3,904,875	Senior Secured First Lien Term Loan (3 mo. SOFR US + 8.25%, 0.75% Floor)	13.16	%(e)	10/23/2028	1,757,194
	Applied Systems, Inc.
1,540,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.25%, 0.00% Floor)	9.85%		02/23/2032	1,587,024
	Apro LLC
2,648,363	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.27%		07/09/2031	2,677,601
	Artera Services LLC
4,447,650	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	8.83%		02/10/2031	4,416,450
	Ascend Learning LLC
9,517,452	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.75%, 0.50% Floor)	10.21%		12/10/2029	9,463,916
	Aspire Bakeries Holdings LLC
1,645,854	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%		12/23/2030	1,664,370
	Astra Acquisition Corp.
757,407	Senior Secured First Lien Term Loan (3 mo. SOFR US + 6.75%, 2.00% Floor)	11.35%		02/25/2028	509,356
1,204,012	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 2.00% Floor)	9.85%		10/25/2028	88,296
9,662,677	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 8.88%, 0.75% Floor)	13.47%		10/25/2029	682,427
	Asurion LLC
905,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.94%		02/03/2028	886,579
4,225,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.72%		01/22/2029	4,090,645
	AthenaHealth Group, Inc.
1,281,713	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.61%		02/15/2029	1,287,436
	Aveanna Healthcare LLC
7,855,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.00%, 0.50% Floor)	11.66%		12/10/2029	7,599,712
	Bausch + Lomb Corp.
886,809	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.69%		05/10/2027	891,283
7,414,306	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.33%		09/29/2028	7,462,981
	BCPE Empire Holdings, Inc.
3,107,233	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.86%		12/26/2028	3,128,284
	Boxer Parent Co., Inc.
5,481,164	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.34%		07/30/2031	5,533,181
9,625,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.75%, 0.00% Floor)	10.34%		07/30/2032	9,496,699

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Brand Industrial Services, Inc.
2,644,403	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.07%	08/01/2030	2,578,544
	Carnival Corp.
253,812	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.75% Floor)	7.11%	08/09/2027	255,993
	Cengage Learning, Inc.
1,895,475	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 1.00% Floor)	7.86%	11/24/2031	1,907,663
	Central Parent LLC
960,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.85%	07/06/2029	948,542
	ClubCorp Holdings, Inc.
4,301,927	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	9.33%	09/18/2026	4,320,318
	Connect Finco SARL
582,678	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.86%	12/11/2026	578,127
	Constant Contact, Inc.
2,632,218	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	8.92%	02/10/2028	2,365,706
	CoreLogic, Inc.
520,584	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.19%	06/02/2028	514,959
	Cornerstone Building Brands, Inc.
1,413,036	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.75%	04/12/2028	1,353,335
1,330,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	8.90%	05/15/2031	1,284,700
	Crosby US Acquisition Corp.
1,141,389	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.07%	08/16/2029	1,154,521
	Crown Finance US, Inc.
1,870,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.80%	12/02/2031	1,873,216
	Dcert Buyer, Inc.
3,616,597	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.36%	10/16/2026	3,483,525
	Deerfield Dakota Holding LLC
5,021,025	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	8.35%	04/09/2027	4,922,186
	Dexko Global, Inc.
1,685,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.34%	10/04/2028	1,597,186
1,617,775	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.00% Floor)	8.87%	10/04/2028	1,551,624
	DG Investment Intermediate Holdings 2, Inc.
4,990,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.75%, 0.75% Floor)	11.22%	03/29/2029	4,979,870
	Directv Financing LLC
9,350,123	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 0.75% Floor)	10.10%	08/02/2029	9,198,932
	Edelman Financial Engines Center LLC
5,515,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.61%	10/06/2028	5,571,887
	Edgewater Generation LLC
3,273,846	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%	08/01/2030	3,324,132
	EG America LLC
4,567,481	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%	02/07/2028	4,606,487
	Eisner Advisory Group LLC
2,769,060	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.36%	02/28/2031	2,804,172
	Element Materials Technology Group US Holdings, Inc.
614,063	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.08%	06/25/2029	618,861

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Ellucian Holdings, Inc.
1,485,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.11%		11/22/2032	1,517,180
	Fertitta Entertainment LLC/NV
4,201,531	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.86%		01/29/2029	4,222,329
	FinThrive Software Intermediate Holdings, Inc.
2,205,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.75%, 0.50% Floor)	11.47%		12/17/2029	934,920
	Flynn America LP
3,222,125	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	8.97%		07/31/2028	3,214,070
	Foresight Energy LLC
1,869,088	Senior Secured First Lien Term Loan (3 mo. SOFR US + 8.00%, 1.50% Floor)	12.43	%(c)	06/30/2027	1,485,925
	Gainwell Acquisition Corp.
9,512,839	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	8.69%		10/01/2027	9,238,013
	GIP II Blue Holding LP
383,857	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	8.11%		09/29/2028	387,057
	Golden State Foods LLC
2,130,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.77%		12/04/2031	2,151,630
	Grant Thornton LLP/Chicago
807,975	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.82%		05/30/2031	809,163
	Greystone Select Financial LLC
3,600,769	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.88%		06/19/2028	3,591,767
	Groupe Solmax, Inc.
2,845,848	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	9.34%		07/24/2028	2,628,397
	Helios Software Holdings, Inc.
1,906,650	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.09%		07/15/2030	1,920,235
	Hexion Holdings Corp.
7,953,585	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.45%		03/15/2029	7,967,901
	INEOS US Petrochem LLC
2,520,950	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.71%		03/29/2029	2,543,009
4,625,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%		10/07/2031	4,677,031
	Klockner Pentaplast of America, Inc.
3,103,876	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.73%, 0.50% Floor)	9.72%		02/09/2026	2,847,806
	Kronos Acquisition Holdings, Inc.
4,763,063	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.58%		07/08/2031	4,510,025
	Lasership T/L E
717,500	Senior Secured Term Loan (1 mo. SOFR US + 7.50%, 0.75% Floor)	12.28	%(f)	08/10/2029	278,630
	LBM Acquisition LLC
9,564,143	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.30%		06/06/2031	9,498,389
	Lealand Finance Co. BV
52,939	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.47%		06/30/2027	26,999
784,530	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.00%, 0.00% Floor)	5.47%		12/31/2027	315,773
	Lereta LLC
1,098,745	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.75% Floor)	9.72%		08/07/2028	981,745
	LifePoint Health, Inc.
668,325	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 1.00% Floor)	7.96%		05/19/2031	670,624
5,611,835	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.41%		05/19/2031	5,638,744

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Mitchell International, Inc.
8,460,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.82%	06/17/2032	8,389,528
	MLN US Holdco LLC
2,920,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 8.75%, 0.00% Floor)	13.20%	11/30/2026	93,688
	Modena Buyer LLC
3,085,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.00% Floor)	9.10%	07/01/2031	2,995,751
	Monogram Food Solutions LLC
2,309,049	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.47%	08/28/2028	2,280,186
	Natgasoline LLC
1,590,000	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.00% Floor)	9.02%	11/14/2025	1,582,050
	Needle Holdings LLC
273,513	Senior Secured First Lien Term Loan (3 mo. SOFR US + 9.50%, 0.00% Floor)	14.10%	04/28/2028	211,973
	NEP Group, Inc.
6,632,738	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25% + 1.50% PIK, 0.00% Floor)	8.12%	08/19/2026	6,078,904
905,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 7.00%, 0.00% Floor)	11.62%	10/19/2026	736,602
	NGL Energy Operating LLC
664,975	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.32%	02/03/2031	667,818
	OneDigital Borrower LLC
6,665,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.50% Floor)	9.61%	07/02/2032	6,650,437
	Ontario Gaming GTA LP
6,061,618	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.89%	08/01/2030	6,081,651
	Par Petroleum LLC
2,746,104	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.33%	02/28/2030	2,742,671
	Polaris Newco LLC
1,494,552	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	8.85%	06/05/2028	1,499,133
	Pretium PKG Holdings, Inc.
2,860,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 6.75%, 0.50% Floor)	11.53%	10/01/2029	1,075,775
	Pretzel Parent T/L B
1,490,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.00% Floor)	8.86%	10/01/2031	1,504,900
	Radiology Partners, Inc.
2,962,904	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	8.28%	01/31/2029	2,935,497
	Restaurant Technologies, Inc.
9,473,590	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	9,322,629
	Skillsoft Finance II, Inc.
1,322,994	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.75% Floor)	9.72%	07/14/2028	1,164,876
	Sound Inpatient Physicians Holdings LLC
3,771,145	Senior Secured Term Loan (3 mo. Term SOFR + 6.75%, 0.00% Floor)	11.26%	06/29/2026	608,097
	Staples, Inc.
1,700,738	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.75%, 0.50% Floor)	10.18%	09/10/2029	1,629,791
	StubHub Holdco Sub LLC
6,704,541	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.11%	03/15/2030	6,729,683
	Team Health Holdings, Inc.
4,833,366	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	9.84%	03/02/2027	4,686,553
	Titan Acquisition Ltd./Canada
8,201,538	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.50%, 0.00% Floor)	8.78%	02/15/2029	8,281,011

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Travelport Finance Luxembourg Sarl
4,784,149	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.41%, 1.00% Floor)	11.32%		09/29/2028	4,492,603
	Trident TPI Holdings, Inc.
1,280,293	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.19%		09/18/2028	1,293,383
	United Natural Foods, Inc.
2,761,125	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.44%		05/01/2031	2,811,516
	Univision Communications, Inc.
3,054,337	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%		06/25/2029	3,072,480
	Vantage Specialty Chemicals, Inc.
3,226,283	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.50% Floor)	9.11%		10/26/2026	3,198,053
	Verde Purchaser LLC
1,002,481	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.10%		11/29/2030	1,006,867
	Vibrantz Technologies, Inc.
2,044,141	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.06%		04/23/2029	2,019,162
	Victra Holdings LLC
2,106,619	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.75% Floor)	9.61%		03/29/2029	2,136,901
	Vortex Opco LLC
1,372,239	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.03%		12/15/2028	872,058
	WaterBridge Midstream Operating LLC
9,510,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	9.08%		06/27/2029	9,486,225
	WestJet Loyalty LP
2,422,825	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.58%		02/14/2031	2,435,811
	Total Bank Loans (Cost $354,307,897)				328,760,717
COLLATERALIZED LOAN OBLIGATIONS - 10.5%
	Apidos CLO
3,000,000	Series 2016-24A-DR (3 mo. Term SOFR + 6.06%, 0.00% Floor)	10.68	%(a)	10/20/2030	3,024,516
	Babson CLO Ltd./Cayman Islands
2,250,000	Series 2015-2A-ER (3 mo. Term SOFR + 6.71%, 0.00% Floor)	11.33	%(a)	10/20/2030	2,270,387
1,500,000	Series 2018-4A-E (3 mo. Term SOFR + 6.08%, 5.82% Floor)	10.74	%(a)	10/15/2030	1,509,185
1,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 6.91%, 6.65% Floor)	11.57	%(a)	10/15/2036	1,000,050
	Buttermilk Park CLO
6,500,000	Series 2018-1A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.67	%(a)	10/15/2031	6,563,632
	Canyon Capital CLO Ltd.
2,500,000	Series 2016-1A-ER (3 mo. Term SOFR + 6.01%, 0.00% Floor)	10.67	%(a)	07/15/2031	2,499,537
6,650,000	Series 2017-1A-E (3 mo. Term SOFR + 6.51%, 0.00% Floor)	11.17	%(a)	07/15/2030	6,625,180
1,000,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	11.33	%(a)	04/15/2034	989,417
6,000,000	Series 2021-2A-E (3 mo. Term SOFR + 6.96%, 6.96% Floor)	11.62	%(a)	04/15/2034	5,998,432
	Canyon CLO
2,500,000	Series 2018-1A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.67	%(a)	07/15/2031	2,504,101
	Carlyle Global Market Strategies
3,000,000	Series 2019-1A-D (3 mo. Term SOFR + 6.96%, 6.70% Floor)	11.58	%(a)	04/20/2031	3,031,834
	Carlyle Group, Inc.
2,000,000	Series 2013-3A-DR (3 mo. Term SOFR + 5.76%, 0.00% Floor)	10.42	%(a)	10/15/2030	2,012,051
	Chenango Park CLO
1,500,000	Series 2018-1A-D (3 mo. Term SOFR + 6.06%, 5.80% Floor)	10.72	%(a)	04/15/2030	1,503,657
	CIFC Funding Ltd.
750,000	Series 2013-1A-DR (3 mo. Term SOFR + 6.91%, 0.00% Floor)	11.56	%(a)	07/16/2030	754,224
	Dryden Senior Loan Fund
3,000,000	Series 2015-37A-ER (3 mo. Term SOFR + 5.41%, 5.15% Floor)	10.07	%(a)	01/15/2031	2,886,276
2,500,000	Series 2018-55A-F (3 mo. Term SOFR + 7.46%, 0.00% Floor)	12.12	%(a)	04/15/2031	2,053,413

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Halcyon Loan Advisors Funding Ltd.
1,233,599	Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)	9.88	%(a)	04/28/2025	249,804
1,585,901	Series 2014-2A-E (3 mo. Term SOFR + 6.01%, 0.00% Floor)	10.63	%(a)	04/28/2025	30
	LCM LP
5,000,000	Series 17A-ER (3 mo. Term SOFR + 6.26%, 6.00% Floor)	10.92	%(a)	10/15/2031	4,020,105
6,500,000	Series 26A-E (3 mo. Term SOFR + 5.56%, 5.30% Floor)	10.18	%(a)	01/20/2031	5,115,086
2,000,000	Series 28A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.63	%(a)	10/20/2030	1,722,969
	LCM XIII LP
3,500,000	Series 14A-FR (3 mo. Term SOFR + 7.87%, 0.00% Floor)	12.49	%(a)	07/20/2031	962,305
	Madison Park Funding Ltd.
11,000,000	Series 2014-14A-ER (3 mo. Term SOFR + 6.06%, 5.80% Floor)	10.69	%(a)	10/22/2030	10,982,517
	Magnetite CLO Ltd.
500,000	Series 2020-26A-ER (3 mo. Term SOFR + 6.21%, 5.95% Floor)	10.84	%(a)	07/25/2034	503,897
500,000	Series 2022-33A-ER (3 mo. Term SOFR + 5.55%, 5.55% Floor)	10.17	%(a)	10/20/2037	508,851
	Marble Point CLO
500,000	Series 2018-1A-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.91	%(a)	07/16/2031	501,748
	Neuberger Berman CLO Ltd.
2,000,000	Series 2017-16SA-ER (3 mo. Term SOFR + 6.51%, 6.25% Floor)	11.17	%(a)	04/15/2034	2,016,889
1,000,000	Series 2019-31A-ER (3 mo. Term SOFR + 6.76%, 6.50% Floor)	11.38	%(a)	04/20/2031	1,009,737
1,750,000	Series 2019-32A-ER (3 mo. Term SOFR + 6.36%, 6.10% Floor)	10.98	%(a)	01/20/2032	1,767,640
2,250,000	Series 2019-33A-ER (3 mo. Term SOFR + 6.51%, 6.25% Floor)	11.16	%(a)	10/16/2033	2,270,665
	Newark BSL CLO
2,000,000	Series 2017-1A-D (3 mo. Term SOFR + 6.56%, 0.00% Floor)	11.19	%(a)	07/25/2030	2,004,644
	Octagon Investment Partners Ltd.
5,000,000	Series 2012-1A-DR (3 mo. Term SOFR + 7.41%, 0.00% Floor)	12.07	%(a)	07/15/2029	5,038,454
8,750,000	Series 2013-1A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.66	%(a)	07/17/2030	8,629,582
5,460,000	Series 2013-1A-ER (3 mo. Term SOFR + 7.26%, 0.00% Floor)	11.88	%(a)	07/19/2030	5,487,838
2,000,000	Series 2016-1A-FR (3 mo. Term SOFR + 8.35%, 8.35% Floor)	13.01	%(a)	07/15/2030	1,460,213
4,000,000	Series 2017-1A-D (3 mo. Term SOFR + 6.46%, 0.00% Floor)	11.08	%(a)	03/17/2030	4,012,632
500,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.51%, 3.25% Floor)	8.17	%(a)	10/15/2034	504,336
2,000,000	Series 2019-3A-ERR (3 mo. Term SOFR + 7.53%, 7.53% Floor)	12.19	%(a)	07/15/2037	2,061,124
1,000,000	Series 2020-2A-ER (3 mo. Term SOFR + 6.86%, 6.60% Floor)	11.52	%(a)	07/15/2036	910,900
	Point Au Roche Park CLO
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.36%, 6.10% Floor)	10.98	%(a)	07/20/2034	504,189
	Sound Point CLO Ltd.
2,400,000	Series 2019-2A-ER (3 mo. Term SOFR + 6.73%, 6.47% Floor)	11.39	%(a)	07/15/2034	2,207,801
500,000	Series 2020-2A-ER (3 mo. Term SOFR + 6.82%, 6.56% Floor)	11.45	%(a)	10/25/2034	468,162
2,000,000	Series 2021-3A-E (3 mo. Term SOFR + 6.87%, 6.61% Floor)	11.50	%(a)	10/25/2034	1,822,005
	Stewart Park CLO
7,500,000	Series 2015-1A-ER (3 mo. Term SOFR + 5.54%, 5.28% Floor)	10.20	%(a)	01/15/2030	7,537,631
	Venture CDO Ltd.
5,000,000	Series 2017-26A-E (3 mo. Term SOFR + 7.06%, 0.00% Floor)	11.68	%(a)	01/20/2029	3,835,640
4,000,000	Series 2017-27A-E (3 mo. Term SOFR + 6.61%, 0.00% Floor)	11.23	%(a)	07/20/2030	2,825,917
	Voya CLO Ltd.
1,500,000	Series 2017-1A-D (3 mo. Term SOFR + 6.36%, 0.00% Floor)	11.01	%(a)	04/17/2030	1,502,996
1,000,000	Series 2018-2A-E (3 mo. Term SOFR + 5.51%, 5.25% Floor)	10.17	%(a)	07/15/2031	970,510
1,000,000	Series 2018-2A-F (3 mo. Term SOFR + 7.55%, 7.29% Floor)	12.21	%(a)	07/15/2031	750,338
	Wind River CLO Ltd.
2,000,000	Series 2013-2A-E1R (3 mo. Term SOFR + 7.01%, 0.00% Floor)	11.64	%(a)	10/18/2030	2,010,236
3,500,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.67	%(a)	01/15/2031	3,085,970
2,000,000	Series 2014-3A-ER2 (3 mo. Term SOFR + 6.48%, 6.22% Floor)	11.11	%(a)	10/22/2031	1,873,134
5,000,000	Series 2017-1A-ER (3 mo. Term SOFR + 7.32%, 7.06% Floor)	11.95	%(a)	04/18/2036	4,751,656
3,000,000	Series 2017-3A-ER (3 mo. Term SOFR + 7.31%, 7.05% Floor)	11.97	%(a)	04/15/2035	2,947,767
1,000,000	Series 2018-1A-E (3 mo. Term SOFR + 5.76%, 0.00% Floor)	10.42	%(a)	07/15/2030	998,058
1,000,000	Series 2018-2A-E (3 mo. Term SOFR + 6.01%, 0.00% Floor)	10.67	%(a)	07/15/2030	997,798
	Total Collateralized Loan Obligations (Cost $157,465,221)				146,057,666

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN CORPORATE BONDS - 34.5%
161,812	ACI Airport Sudamerica SA	6.88	%(a)	11/29/2034	160,010
17,233,978	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	17,027,902
6,959,750	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash	4.63%		10/15/2039	5,118,042
23,092,000	AL Candelaria Spain SA	5.75%		06/15/2033	18,781,811
2,000,000	AL Candelaria Spain SA	5.75	%(a)	06/15/2033	1,626,694
12,208,365	Alpha Holding SAB de CV	9.00	%(a)(e)	02/10/2025	152,605
5,939,205	Alpha Holding SAB de CV	9.00	%(e)	02/10/2025	74,240
376,662	Alpha Holding SAB de CV	10.00	%(a)(e)	12/19/2026	4,708
14,407,320	Alpha Holding SAB de CV	10.00	%(e)	12/19/2026	180,091
4,000,000	Altice France SA	5.50	%(a)(g)	10/15/2029	3,016,048
3,850,000	Aris Mining Corp.	8.00	%(a)	10/31/2029	3,814,715
1,543,512	Autopistas del Sol SA/Costa Rica	7.38%		12/30/2030	1,532,854
18,331,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65	%(h)	04/22/2031	15,772,657
14,800,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50	%(a)	04/16/2031	14,593,804
1,750,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%		04/16/2031	1,725,619
8,800,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.03%)	6.63	%(h)	01/24/2032	7,919,411
10,000,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 4.30%)	8.75	%(a)(h)	05/20/2035	9,971,991
12,000,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%		12/24/2034	12,575,802
2,750,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%		01/18/2033	2,560,158
20,000,000	Braskem Idesa SAPI	6.99%		02/20/2032	14,720,982
3,000,000	Braskem Idesa SAPI	6.99	%(a)(g)	02/20/2032	2,208,147
22,655,000	Braskem Netherlands Finance BV	5.88%		01/31/2050	15,544,083
14,000,000	BRF SA	5.75%		09/21/2050	11,088,875
1,958,000	Calfrac Holdings LP	10.88	%(a)	03/15/2026	1,951,760
8,348,000	Camposol SA	6.00%		02/03/2027	8,028,805
20,800,000	Canacol Energy Ltd.	5.75%		11/24/2028	11,603,091
4,200,000	CAP SA	3.90%		04/27/2031	3,389,400
2,800,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	2,799,789
1,425,000	Comision Federal de Electricidad	5.00%		07/30/2049	1,140,000
15,800,000	Coruripe Netherlands BV	10.00%		02/10/2027	15,829,413
17,286,000	Credito Real SAB de CV SOFOM ER (5 yr. CMT Rate + 7.03%)	9.13	%(e)(h)	11/29/2027	172,860
9,150,000	Credito Real SAB de CV SOFOM ER (5 yr. CMT Rate + 7.03%)	9.13	%(a)(e)(h)	11/29/2027	91,500
7,700,000	CSN Resources SA	4.63%		06/10/2031	5,985,502
5,100,000	CSN Resources SA	5.88%		04/08/2032	4,120,361
9,065,669	Digicel Group Holdings Ltd.	0.00	%(a)(c)	12/31/2030	1,610,479
33,950	Digicel Group Holdings Ltd.	0.00	%(a)(c)	12/31/2030	33,834
4,135,902	Digicel Group Holdings Ltd.	0.00	%(a)(c)	12/31/2030	95,469
1,375,000	eG Global Finance PLC	12.00	%(a)	11/30/2028	1,539,333
8,900,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	7,659,028
2,237,000	ENA Master Trust	4.00%		05/19/2048	1,662,113
4,000,000	Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 1.50% PIK	11.00	%(a)	09/12/2030	4,170,000
6,530,680	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	6,514,353
6,160,000	Frigorifico Concepcion SA	7.70	%(g)	07/21/2028	4,782,482
15,000,000	Frigorifico Concepcion SA	7.70	%(a)	07/21/2028	11,645,655
4,205,000	Garda World Security Corp.	6.00	%(a)	06/01/2029	3,991,068
1,995,000	Garda World Security Corp.	8.25	%(a)	08/01/2032	2,029,851
3,700,000	Garda World Security Corp.	8.38	%(a)	11/15/2032	3,770,633
7,120,000	Global Aircraft Leasing Co. Ltd.	8.75	%(a)	09/01/2027	7,270,524
19,400,000	Gran Tierra Energy, Inc.	9.50	%(a)	10/15/2029	18,091,473
10,130,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00	%(a)(g)	02/15/2029	10,588,442

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
11,800,000	Infraestructura Energetica Nova SAPI de CV	4.88%		01/14/2048	8,812,574
7,800,000	Infraestructura Energetica Nova SAPI de CV	4.75%		01/15/2051	5,667,233
5,925,566	Invepar Holdings	0.00	%(c)(e)	12/30/2028	–
5,000,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.86%)	7.86	%(h)	03/19/2025	5,052,000
1,690,000	Kronos Acquisition Holdings, Inc.	8.25	%(a)	06/30/2031	1,613,672
3,335,000	Kronos Acquisition Holdings, Inc.	10.75	%(a)(g)	06/30/2032	3,073,134
3,199,000	KUO SAB De CV	5.75%		07/07/2027	3,111,186
2,200,000	LD Celulose International GmbH	7.95	%(a)	01/26/2032	2,207,733
6,300,000	Metinvest BV	7.75%		10/17/2029	4,442,571
7,600,000	Mexarrend SAPI de CV	10.25	%(e)	07/24/2025	140,600
17,360,000	Mexarrend SAPI de CV	10.25	%(a)(e)	07/24/2025	321,160
1,700,000	Minerva Luxembourg SA	4.38%		03/18/2031	1,427,863
6,900,000	Movida Europe SA	7.85%		04/11/2029	6,088,021
7,100,000	Movida Europe SA	7.85	%(a)	04/11/2029	6,264,485
5,298,000	Movida Europe SA	5.25%		02/08/2031	4,235,949
16,707,149	MV24 Capital BV	6.75%		06/01/2034	15,857,061
5,841,266	Oi SA 7.50% Cash + 6.00% PIK	10.00	%(a)	06/30/2027	5,262,204
12,704,426	Oi SA 8.50% PIK	8.50	%(a)	12/31/2028	1,413,367
7,665,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25	%(e)	02/11/2025	3,660,037
14,325,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25	%(a)(e)	02/11/2025	6,840,188
1,439,265	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	1,430,803
12,000,000	Sasol Financing USA LLC	5.50%		03/18/2031	10,135,972
1,330,000	Seaspan Corp.	5.50	%(a)	08/01/2029	1,243,374
20,500,000	Simpar Europe SA	5.20%		01/26/2031	15,415,590
3,935,000	Telesat Canada / Telesat LLC	5.63	%(a)	12/06/2026	2,221,241
6,100,000	Termocandelaria Power SA	7.75	%(a)	09/17/2031	6,173,566
2,025,640	TransJamaican Highway Ltd.	5.75%		10/10/2036	1,897,771
17,533,000	Tullow Oil PLC	10.25	%(a)	05/15/2026	15,267,473
13,400,000	Unigel Luxembourg SA	8.75	%(e)	10/01/2026	2,633,502
22,983,000	UPL Corp. Ltd. (5 yr. CMT Rate + 3.87%)	5.25	%(h)	02/27/2025	20,684,700
7,000,000	Vedanta Resources Finance II PLC	9.25%		04/23/2026	7,033,852
9,906,945	Vedanta Resources Ltd.	13.88%		12/09/2028	9,957,779
	Total Foreign Corporate Bonds (Cost $633,404,966)				480,325,128
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 15.9%
1,281,000	Aeropuerto Internacional de Tocumen SA	4.00%		08/11/2041	960,109
20,898,000	Aeropuerto Internacional de Tocumen SA	5.13%		08/11/2061	15,178,217
4,800,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75	%(h)	04/15/2025	4,812,927
23,250,000	Brazilian Government International Bond	4.75%		01/14/2050	15,916,115
500,000	Colombia Government International Bond	4.13%		02/22/2042	316,885
16,000,000	Colombia Government International Bond	5.00%		06/15/2045	10,832,000
6,300,000	Colombia Government International Bond	5.20%		05/15/2049	4,247,775
12,000,000	Colombia Government International Bond	4.13%		05/15/2051	6,898,620
22,000,000	Comision Federal de Electricidad	4.68%		02/09/2051	14,934,719
6,500,000	Ecopetrol SA	5.88%		05/28/2045	4,483,020
25,000,000	Ecopetrol SA	5.88%		11/02/2051	16,806,955
15,420,000	Empresa de Transmision Electrica SA	5.13%		05/02/2049	11,022,447
1,800,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25	%(a)	01/31/2041	1,765,260
2,500,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%		01/31/2041	2,451,750
11,450,000	Guatemala Government Bond	4.65%		10/07/2041	8,820,794
26,100,000	Mexico Government International Bond	3.77%		05/24/2061	14,869,052
18,900,000	OCP SA	5.13	%(g)	06/23/2051	14,304,583
29,300,000	Panama Government International Bond	3.87%		07/23/2060	15,395,431
4,400,000	Petrobras Global Finance BV	5.50%		06/10/2051	3,332,725
29,500,000	Petroleos del Peru SA	5.63%		06/19/2047	18,933,472
17,200,000	Petroleos Mexicanos	6.38%		01/23/2045	11,520,646
10,200,000	Petroleos Mexicanos	6.75%		09/21/2047	7,019,821
22,000,000	Republic of South Africa Government International Bond	5.65%		09/27/2047	16,488,824
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $260,577,764)				221,312,147

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 14.0%
	ACREC Trust
5,000,000	Series 2023-FL2-C (1 mo. Term SOFR + 4.28%, 4.28% Floor)	8.68	%(a)	02/19/2038	5,044,930
	AREIT Ltd.
3,000,000	Series 2024-CRE9-D (1 mo. Term SOFR + 4.29%, 4.29% Floor)	8.68	%(a)	05/17/2041	3,005,745
	AREIT Trust
1,000,000	Series 2022-CRE6-E (30 day avg SOFR US + 3.40%, 3.40% Floor)	8.00	%(a)	01/20/2037	982,496
1,500,000	Series 2022-CRE7-D (1 mo. Term SOFR + 4.44%, 4.44% Floor)	8.82	%(a)	06/17/2039	1,506,597
	BANK5 Trust
71,528,879	Series 2023-5YR4-XA	1.00	%(d)(i)	12/15/2056	2,408,692
1,220,000	Series 2024-5YR10-D	4.00	%(a)	10/15/2057	1,030,641
	Beast Mortgage Trust
6,325,000	Series 2021-1818-G (1 mo. Term SOFR + 6.11%, 6.25% Floor)	10.51	%(a)	03/15/2036	2,727,812
	Benchmark Mortgage Trust
121,775,000	Series 2020-B18-AGNX	0.47	%(a)(d)(i)	07/15/2053	203,035
2,905,000	Series 2024-V10-D	4.50	%(a)	09/15/2057	2,544,473
	BrightSpire Capital, Inc.
3,350,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.81%, 2.70% Floor)	7.18	%(a)	08/19/2038	3,303,639
3,363,000	Series 2024-FL2-C (1 mo. Term SOFR + 3.54%, 3.54% Floor)	7.91	%(a)	08/19/2037	3,372,914
	BSPDF Issuer Ltd.
2,500,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.86%, 2.75% Floor)	7.26	%(a)	10/15/2036	2,432,908
	BSPRT Issuer LLC
1,535,000	Series 2024-FL11-C (1 mo. Term SOFR + 2.64%, 2.64% Floor)	7.04	%(a)	07/15/2039	1,542,856
	BSREP Commercial Mortgage Trust
6,757,145	Series 2021-DC-G (1 mo. Term SOFR + 3.96%, 3.85% Floor)	8.36	%(a)	08/15/2038	2,128,501
	BX Trust
1,825,000	Series 2019-IMC-D (1 mo. Term SOFR + 1.95%, 1.90% Floor)	6.34	%(a)	04/15/2034	1,802,787
2,290,000	Series 2021-ARIA-F (1 mo. Term SOFR + 2.71%, 2.59% Floor)	7.10	%(a)	10/15/2036	2,286,260
	CALI Mortgage Trust
1,599,000	Series 2024-SUN-C (1 mo. Term SOFR + 2.79%, 2.79% Floor)	7.27	%(a)	07/15/2041	1,612,028
	Cantor Commercial Real Estate Lending LP
10,200,000	Series 2019-CF2-SWX1	1.28	%(a)(d)(i)	11/15/2052	527,842
12,080,000	Series 2019-CF2-SWX2	1.01	%(a)(d)(i)	11/15/2052	491,927
	Carbon Capital VI Commercial Mortgage Trust
8,095,225	Series 2019-FL2-B (1 mo. Term SOFR + 2.96%, 2.85% Floor)	7.36	%(a)	10/15/2035	4,124,763
	Citigroup Commercial Mortgage Trust
28,127,133	Series 2014-GC25-XG	0.97	%(a)(d)(i)	10/10/2047	281
	Commercial Mortgage Pass Through Certificates
3,929,315	Series 2014-UBS4-F	3.75	%(a)(c)	08/10/2047	170,866
4,262,726	Series 2014-UBS4-G	3.75	%(a)(c)	08/10/2047	4,118
14,000	Series 2014-UBS4-V	0.00	%(a)(c)(d)	08/10/2047	1
18,438,000	Series 2015-CR26-XD	1.21	%(a)(d)(i)	10/10/2048	129,160
	Computershare Corporate Trust
9,180,600	Series 2015-C29-F	4.21	%(a)(c)(d)	06/15/2048	6,962,650
38,737,225	Series 2015-C29-G	4.21	%(a)(c)(d)	06/15/2048	10,849,173
23,520,000	Series 2016-LC24-XEF	1.77	%(a)(d)(i)	10/15/2049	593,123
2,200,000	Series 2017-RC1-D	3.25	%(a)	01/15/2060	1,759,648
1,980,000	Series 2019-JWDR-F	4.56	%(a)(d)	09/15/2031	1,918,702
	DOLP Trust
3,430,000	Series 2021-NYC-G	3.70	%(a)(d)	05/10/2041	1,815,610
	FIVE Mortgage Trust
1,433,000	Series 2023-V1-D	6.30	%(a)(d)	02/10/2056	1,357,538
	FS Rialto
750,000	Series 2024-FL9-D (1 mo. Term SOFR + 3.94%, 3.94% Floor)	8.31	%(a)	10/19/2039	750,855

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Great Wolf Trust
5,000,000	Series 2024-WLF2-E (1 mo. Term SOFR + 3.64%)	8.04	%(a)	05/15/2041	4,987,061
	Greystone Commercial Real Estate Notes
3,080,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.71	%(a)	07/15/2039	3,062,980
	GS Mortgage Securities Corp. II
862,919	Series 2014-GC20-E	4.43	%(a)(c)(d)	04/10/2047	44,225
6,273,000	Series 2015-GC28-D	4.34	%(a)(d)	02/10/2048	5,947,166
6,618,000	Series 2021-ARDN-H (1 mo. Term SOFR + 6.05%, 5.93% Floor)	10.44	%(a)	11/15/2026	6,568,166
	HGI CRE CLO Ltd.
2,800,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.86	%(a)	06/16/2036	2,784,468
1,710,000	Series 2021-FL2-E (1 mo. Term SOFR + 2.56%, 2.56% Floor)	6.96	%(a)	09/17/2036	1,698,363
	HIG RCP LLC
4,239,800	Series 2023-FL1-B (1 mo. Term SOFR + 3.61%, 3.61% Floor)	8.01	%(a)	09/19/2038	4,296,363
	JPMBB Commercial Mortgage Securities Trust
43,854,412	Series 2013-C14-XC	0.44	%(a)(d)(i)	08/15/2046	161,187
6,641,317	Series 2014-C19-NR	3.75	%(a)(c)(d)	04/15/2047	4,298,680
32,516,612	Series 2014-C21-XD	0.66	%(a)(d)(i)	08/15/2047	325
5,000,000	Series 2015-C27-E	2.81	%(a)(c)(d)	02/15/2048	212,780
24,531,000	Series 2015-C27-XE	1.48	%(a)(d)(i)	02/15/2048	245
	KREF
3,350,000	Series 2021-FL2-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.50	%(a)	02/15/2039	3,269,131
	LoanCore
3,000,000	Series 2021-CRE5-C (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.86	%(a)	07/15/2036	3,009,543
1,200,000	Series 2021-CRE5-E (1 mo. Term SOFR + 3.86%, 3.86% Floor)	8.26	%(a)	07/15/2036	1,192,674
3,000,000	Series 2021-CRE6-D (1 mo. Term SOFR + 2.96%, 2.85% Floor)	7.36	%(a)	11/15/2038	2,939,901
	LSTAR Commercial Mortgage Trust
2,379,000	Series 2017-5-C	4.67	%(a)(d)	03/10/2050	2,076,352
	MF1 Multifamily Housing Mortgage Loan Trust
830,000	Series 2021-FL5-E (1 mo. Term SOFR + 3.11%, 3.11% Floor)	7.50	%(a)	07/15/2036	829,456
2,170,000	Series 2021-FL6-E (1 mo. Term SOFR + 3.06%, 2.95% Floor)	7.44	%(a)	07/16/2036	2,114,832
2,750,000	Series 2021-FL7-E (1 mo. Term SOFR + 2.91%, 2.80% Floor)	7.29	%(a)	10/16/2036	2,632,099
4,550,000	Series 2022-FL10-C (1 mo. Term SOFR + 4.48%, 4.48% Floor)	8.85	%(a)	09/17/2037	4,576,372
2,500,000	Series 2022-FL10-D (1 mo. Term SOFR + 5.73%, 5.73% Floor)	10.10	%(a)	09/17/2037	2,513,993
3,300,000	Series 2023-FL12-C (1 mo. Term SOFR + 3.78%, 3.78% Floor)	8.14	%(a)	10/19/2038	3,320,576
3,000,000	Series 2023-FL12-D (1 mo. Term SOFR + 5.27%, 5.27% Floor)	9.64	%(a)	10/19/2038	3,038,715
2,625,000	Series 2024-FL14-D (1 mo. Term SOFR + 4.84%, 4.84% Floor)	9.20	%(a)	03/19/2039	2,666,089
3,200,000	Series 2024-FL15-D (1 mo. Term SOFR + 4.04%, 4.04% Floor)	8.41	%(a)	08/18/2041	3,209,971
	Morgan Stanley Capital I, Inc.
28,835,641	Series 2016-UB11-XA	1.43	%(d)(i)	08/15/2049	482,060
3,357,000	Series 2019-PLND-F (1 mo. Term SOFR + 2.91%, 2.80% Floor)	7.31	%(a)	05/15/2036	23,667
13,000,000	Series 2019-PLND-G (1 mo. Term SOFR + 3.76%, 3.65% Floor)	8.16	%(a)	05/15/2036	46,019
	Natixis Commercial Mortgage Securities Trust
5,000,000	Series 2022-JERI-G (1 mo. Term SOFR + 7.46%, 7.46% Floor)	11.85	%(a)	01/15/2039	3,471,925
	PFP III Ltd.
2,829,311	Series 2024-11-C (1 mo. Term SOFR + 2.99%, 2.99% Floor)	7.47	%(a)	09/17/2039	2,834,489
	Ready Capital Corp.
3,311,500	Series 2021-FL6-D (1 mo. Term SOFR + 2.51%, 2.40% Floor)	6.85	%(a)	07/25/2036	3,313,831
2,000,000	Series 2021-FL6-E (1 mo. Term SOFR + 3.01%, 2.90% Floor)	7.35	%(a)	07/25/2036	1,993,964
1,500,000	Series 2021-FL7-D (1 mo. Term SOFR + 3.06%, 2.95% Floor)	7.40	%(a)	11/25/2036	1,503,856
2,538,000	Series 2021-FL7-E (1 mo. Term SOFR + 3.51%, 3.40% Floor)	7.85	%(a)	11/25/2036	2,533,678
2,000,000	Series 2022-FL10-C (1 mo. Term SOFR + 4.27%, 4.27% Floor)	8.60	%(a)	10/25/2039	2,014,424

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,000,000	Series 2022-FL8-D (30 day avg SOFR US + 3.70%, 3.70% Floor)	8.27	%(a)	01/25/2037	1,002,550
3,500,000	Series 2023-FL11-B (1 mo. Term SOFR + 3.53%, 3.53% Floor)	7.87	%(a)	10/25/2039	3,536,274
2,810,000	Series 2023-FL11-C (1 mo. Term SOFR + 4.28%, 4.28% Floor)	8.62	%(a)	10/25/2039	2,839,027
	ROCK Trust
571,000	Series 2024-CNTR-D	7.11	%(a)	11/13/2041	580,946
	SCOTT Trust
500,000,000	Series 2023-SFS-X	0.12	%(a)(d)(i)	03/10/2040	2,522,300
	Shelter Growth CRE Issuer Ltd.
2,870,000	Series 2022-FL4-C (1 mo. Term SOFR + 4.01%, 4.01% Floor)	8.37	%(a)	06/17/2037	2,880,277
	SMR Mortgage Trust
24,036,525	Series 2022-INDI-HRR (1 mo. Term SOFR + 10.50%, 10.50% Floor)	14.90%		02/15/2039	20,847,335
	WF-RBS Commercial Mortgage Trust
78,200,824	Series 2014-LC14-XC	1.68	%(a)(d)(i)	03/15/2047	1,619,293
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $249,683,837)				194,890,199
US CORPORATE BONDS - 23.0%
7,270,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	9.75	%(a)	07/15/2027	7,327,840
4,220,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.	7.00	%(a)(g)	04/15/2030	3,748,312
2,620,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	5.75	%(a)(g)	01/15/2029	2,100,362
2,270,000	APH / APH2 / APH3	7.88	%(a)	11/01/2029	2,302,819
3,025,000	Artera Services LLC	8.50	%(a)	02/15/2031	2,918,859
3,190,020	ASP Unifrax Holdings, Inc. 5.85% Cash + 1.25% PIK	7.10	%(a)	09/30/2029	2,105,413
3,245,000	Bausch + Lomb Corp.	8.38	%(a)	10/01/2028	3,362,631
10,595,000	BCPE Empire Holdings, Inc.	7.63	%(a)(g)	05/01/2027	10,569,610
4,810,000	Brand Industrial Services, Inc.	10.38	%(a)	08/01/2030	4,901,641
1,017,000	Caesars Entertainment, Inc.	8.13	%(a)(g)	07/01/2027	1,028,001
5,800,000	Carnival Corp.	7.63	%(a)	03/01/2026	5,812,884
3,000,000	Carnival Corp.	10.50	%(a)	06/01/2030	3,207,147
8,280,000	Castle US Holding Corp.	9.50	%(a)	02/15/2028	3,867,731
1,680,000	CHS/Community Health Systems, Inc.	6.00	%(a)	01/15/2029	1,506,106
1,310,000	CHS/Community Health Systems, Inc.	10.88	%(a)	01/15/2032	1,353,201
6,440,000	Clarios Global LP / Clarios US Finance Co.	8.50	%(a)(g)	05/15/2027	6,461,870
5,110,000	Clear Channel Outdoor Holdings, Inc.	7.50	%(a)(g)	06/01/2029	4,477,197
3,815,000	ClubCorp Holdings, Inc.	8.50	%(a)	09/15/2025	3,750,164
4,665,000	Cobra AcquisitionCo LLC	6.38	%(a)	11/01/2029	4,024,800
3,420,000	Cornerstone Building Brands, Inc.	9.50	%(a)	08/15/2029	3,332,819
7,695,000	CVR Partners LP / CVR Nitrogen Finance Corp.	6.13	%(a)	06/15/2028	7,496,621
3,645,000	Dcli Bidco LLC	7.75	%(a)	11/15/2029	3,740,583
6,120,000	Dealer Tire LLC / DT Issuer LLC	8.00	%(a)(g)	02/01/2028	6,018,367
5,360,000	Directv Financing LLC	8.88	%(a)(g)	02/01/2030	5,280,703
2,140,000	DISH DBS Corp.	5.75	%(a)	12/01/2028	1,833,701
4,375,000	Dornoch Debt Merger Sub, Inc.	6.63	%(a)(g)	10/15/2029	3,548,492
3,365,000	EchoStar Corp.	10.75	%(g)	11/30/2029	3,621,953
15,745,000	Embarq LLC	8.00%		06/01/2036	8,632,354
1,375,000	Frontier Communications Holdings LLC	5.88	%(a)	10/15/2027	1,371,700
3,170,000	Frontier Communications Holdings LLC	8.63	%(a)	03/15/2031	3,374,231
3,255,000	Full House Resorts, Inc.	8.25	%(a)(g)	02/15/2028	3,246,049
665,000	GrafTech Global Enterprises, Inc.	9.88	%(a)(g)	12/23/2029	635,075
3,365,000	Gray Television, Inc.	10.50	%(a)(g)	07/15/2029	3,368,454
6,600,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	8.75	%(a)	05/01/2029	6,779,612
3,615,000	H-Food Holdings LLC / Hearthside Finance Co., Inc.	8.50	%(a)(e)	06/01/2026	117,487
1,325,000	Hightower Holding LLC	6.75	%(a)	04/15/2029	1,320,664
2,715,000	Hightower Holding LLC	9.13	%(a)	01/31/2030	2,862,412
7,122,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00	%(a)	07/01/2028	7,218,121
2,855,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88	%(a)(g)	09/20/2031	3,036,399
2,990,000	LBM Acquisition LLC	6.25	%(a)	01/15/2029	2,753,346
6,750,000	Level 3 Financing, Inc.	10.50	%(a)	04/15/2029	7,555,950

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,785,000	LifePoint Health, Inc.	11.00	%(a)	10/15/2030	3,060,473
6,215,000	LifePoint Health, Inc.	10.00	%(a)(g)	06/01/2032	6,326,851
2,595,000	Lions Gate Capital Holdings LLC	5.50	%(a)(g)	04/15/2029	2,037,935
3,895,000	Mativ Holdings, Inc.	8.00	%(a)(g)	10/01/2029	3,756,524
3,850,000	Mavis Tire Express Services Topco Corp.	6.50	%(a)(g)	05/15/2029	3,696,275
5,100,000	McGraw-Hill Education, Inc.	5.75	%(a)	08/01/2028	4,985,164
4,750,000	Michaels Cos., Inc.	5.25	%(a)(g)	05/01/2028	3,591,779
2,245,000	Michaels Cos., Inc.	7.88	%(a)	05/01/2029	1,373,056
1,245,000	ModivCare, Inc.	5.00	%(a)(g)	10/01/2029	733,683
1,840,000	Nabors Industries, Inc.	8.88	%(a)(g)	08/15/2031	1,710,439
3,815,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.38	%(a)	02/15/2032	3,848,274
550,000	Olympus Water US Holding Corp.	6.25	%(a)(g)	10/01/2029	525,983
1,970,000	OneMain Finance Corp.	9.00	%(g)	01/15/2029	2,090,485
10,485,000	PetSmart, Inc. / PetSmart Finance Corp.	7.75	%(a)	02/15/2029	10,148,177
4,395,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.88	%(a)	09/01/2031	3,201,142
8,265,470	Pyxus Holdings, Inc.	8.50	%(a)	12/31/2027	6,808,722
8,808,208	Radiology Partners, Inc. 9.78% PIK	9.78	%(a)	02/15/2030	8,230,302
4,601,000	Sabre GLBL, Inc.	8.63	%(a)(g)	06/01/2027	4,542,348
2,080,000	Sabre GLBL, Inc.	10.75	%(a)(g)	11/15/2029	2,153,615
2,760,000	Staples, Inc.	10.75	%(a)	09/01/2029	2,718,699
8,340,000	SWF Holdings I Corp.	6.50	%(a)(g)	10/01/2029	5,260,399
5,300,000	TKC Holdings, Inc.	10.50	%(a)	05/15/2029	5,342,155
1,930,000	TMS International Corp./DE	6.25	%(a)	04/15/2029	1,862,387
2,675,000	Townsquare Media, Inc.	6.88	%(a)(g)	02/01/2026	2,669,117
7,965,000	Trident TPI Holdings, Inc.	12.75	%(a)	12/31/2028	8,796,076
9,485,000	United Natural Foods, Inc.	6.75	%(a)(g)	10/15/2028	9,357,726
6,720,000	Univision Communications, Inc.	8.50	%(a)	07/31/2031	6,597,525
3,915,000	Upbound Group, Inc.	6.38	%(a)	02/15/2029	3,810,556
6,685,000	Venture Global LNG, Inc.	8.38	%(a)	06/01/2031	6,978,883
1,810,000	Veritiv Operating Co.	10.50	%(a)(g)	11/30/2030	1,951,597
2,110,000	Vibrantz Technologies, Inc.	9.00	%(a)(g)	02/15/2030	1,939,694
7,270,000	Victra Holdings LLC / Victra Finance Corp.	8.75	%(a)(g)	09/15/2029	7,636,328
9,170,000	Viking Cruises Ltd.	9.13	%(a)	07/15/2031	9,870,172
2,244,660	Vortex Opco LLC	8.00	%(a)	04/30/2030	830,524
515,520	Vortex Opco LLC (3 mo. Term SOFR + 6.25%, 0.50% Floor)	10.56	%(a)	04/30/2030	507,787
5,205,000	WASH Multifamily Acquisition, Inc.	5.75	%(a)(g)	04/15/2026	5,189,140
2,830,000	Weatherford International Ltd.	8.63	%(a)(g)	04/30/2030	2,924,352
	Total US Corporate Bonds (Cost $339,606,262)				319,036,025
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 3.3%
	Federal Home Loan Mortgage Corp.
48,523,613	Series 2021-P009-X	1.34	%(d)(i)	01/25/2031	1,585,863
3,758,724	Series 3631-SJ (-1 x 30 day avg SOFR US + 6.13%, 0.00% Floor, 6.24% Cap)	1.53	%(i)(j)	02/15/2040	306,157
333,027	Series 3770-SP (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	1.79	%(i)(j)	11/15/2040	3,044
8,848,046	Series 3980-SX (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	1.79	%(i)(j)	01/15/2042	1,039,636
3,988,323	Series 5083-IH	2.50	%(i)	03/25/2051	604,785
21,475,525	Series 5129-S (-1 x 30 day avg SOFR US + 2.70%, 0.00% Floor, 2.70% Cap)	0.00	%(i)(j)	12/25/2044	20,511
11,825,746	Series 5133-PI	3.00	%(i)	08/25/2051	1,592,177
11,575,018	Series 5166-DI	3.00	%(i)	09/15/2048	1,424,985
	Federal National Mortgage Association
1,741,323	Series 2006-83-SH (-1 x 30 day avg SOFR US + 6.45%, 0.00% Floor, 6.56% Cap)	1.88	%(i)(j)	09/25/2036	148,116
6,686,632	Series 2010-123-SK (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.37	%(i)(j)	11/25/2040	549,261
4,856,817	Series 2012-60-SN (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	1.92	%(i)(j)	06/25/2042	515,746

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
8,461,280	Series 2019-46-SG (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.42	%(i)(j)	08/25/2049	620,694
38,446,104	Series 2021-17-SD (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	%(i)(j)	04/25/2051	88,061
	FREMF Mortgage Trust
5,794,357	Series 2018-KF56-C (30 day avg SOFR US + 5.91%, 5.80% Floor)	10.58	%(a)	11/25/2028	5,122,552
16,554,675	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	10.78	%(a)	10/25/2029	15,978,497
	Government National Mortgage Association
7,580,760	Series 2011-128-TS (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	1.54	%(i)(j)	05/16/2041	685,240
22,573,214	Series 2015-64-SG (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.12	%(i)(j)	05/20/2045	1,799,895
2,825,019	Series 2018-145-IA	4.00	%(i)	10/20/2045	223,586
3,619,949	Series 2020-129-SE (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(i)(j)	09/20/2050	48,970
14,452,630	Series 2020-146-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.82	%(i)(j)	10/20/2050	1,846,396
5,299,526	Series 2020-187-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.82	%(i)(j)	12/20/2050	685,067
19,871,900	Series 2020-47-SL (-1 x 1 mo. Term SOFR + 5.26%, 0.00% Floor, 5.37% Cap)	0.89	%(i)(j)	07/20/2044	1,302,080
10,404,254	Series 2020-61-SU (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.09	%(i)(j)	07/16/2045	702,445
6,130,175	Series 2021-105-MI	3.00	%(i)	06/20/2051	894,438
31,810,918	Series 2021-107-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(i)(j)	06/20/2051	760,243
17,605,402	Series 2021-125-AS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00	%(i)(j)	07/20/2051	160,757
39,849,427	Series 2021-139-SB (-1 x 30 day avg SOFR US + 3.20%, 0.00% Floor, 3.20% Cap)	0.00	%(i)(j)	08/20/2051	387,026
16,460,534	Series 2021-7-IQ	2.50	%(i)	01/20/2051	2,369,293
40,852,502	Series 2021-77-SG (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(i)(j)	05/20/2051	876,678
35,521,386	Series 2021-96-SG (-1 x 30 day avg SOFR US + 3.20%, 0.00% Floor, 3.20% Cap)	0.00	%(i)(j)	06/20/2051	448,806
52,244,001	Series 2021-97-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(i)(j)	06/20/2051	349,309
30,643,638	Series 2021-97-SG (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(i)(j)	06/20/2051	89,461
11,827,393	Series 2022-207-IO	3.00	%(i)	08/20/2051	2,025,894
	Total US Government and Agency Mortgage Backed Obligations (Cost $62,479,333)				45,255,669
COMMON STOCKS - 0.0%(k)
212,801	CFG Investment SAC - HoldCo(c)(l)				63,500
8,608	GTT Communications, Inc.(c)(l)				142,032
182,967	JOANN, Inc.(c)(l)				–
512,343	Oi SA(c)(g)				76,851
26,458	Revenir Energy, Inc.(c)(l)				14,023
34,608	Riverbed - Class B(c)(l)				346
	Total Common Stocks (Cost $20,896,614)				296,752
RIGHTS - 0.0%(k)
333,957	Revenir Energy, Inc. Backstop, Expires 09/18/2027(c)(l)				176,997
	Total Rights (Cost $–)				176,997
WARRANTS - 0.0%(k)
27,621	GTT Communications, Inc., Expires 12/30/2027 at $ 0.00(c)(l)				25,895
	Total Warrants (Cost $386,878)				25,895

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
SHORT TERM INVESTMENTS - 0.5%
2,451,091	BlackRock Liquidity FedFund - Institutional	4.34	%(m)		2,451,091
2,450,618	Fidelity Government Portfolio - Institutional	4.35	%(m)		2,450,618
2,451,435	MSILF Government Portfolio - Institutional	4.42	%(m)		2,451,435
	Total Short Term Investments (Cost $7,353,144)				7,353,144

	Total Investments - 127.0%(n) (Cost $2,108,652,011)				1,766,133,298
	Other Liabilities in Excess of Assets - (27.0)%				(375,379,052)
	NET ASSETS - 100.0%				$1,390,754,246

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	34.5%
Bank Loans	23.7%
US Corporate Bonds	23.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	15.9%
Non-Agency Commercial Mortgage Backed Obligations	14.0%
Collateralized Loan Obligations	10.5%
US Government and Agency Mortgage Backed Obligations	3.3%
Asset Backed Obligations	1.6%
Short Term Investments	0.5%
Common Stocks	0.0	%(k)
Rights	0.0	%(k)
Warrants	0.0	%(k)
Other Assets and Liabilities	(27.0)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Commercial Mortgage Backed Obligations	14.0%
Collateralized Loan Obligations	10.5%
Energy	10.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	9.2%
Transportation	6.7%
Chemicals/Plastics	6.2%
Banking	5.4%
Electronics/Electric	5.0%
Consumer Products	4.8%
Commercial Services	4.5%
Healthcare	4.5%
Media	4.4%
Utilities	4.3%
Retailers (other than Food/Drug)	3.7%
US Government and Agency Mortgage Backed Obligations	3.3%
Mining	2.7%
Chemical Products	2.5%
Finance	2.5%
Telecommunications	2.4%
Industrial Equipment	2.2%
Hotels/Motels/Inns and Casinos	1.9%
Asset Backed Obligations	1.6%
Leisure	1.6%
Building and Development (including Steel/Metals)	1.6%
Technology	1.5%
Automotive	1.4%
Construction	1.3%
Food Products	1.1%
Containers and Glass Products	1.0%
Business Equipment and Services	0.8%
Diversified Manufacturing	0.8%
Insurance	0.7%
Pulp & Paper	0.6%
Short Term Investments	0.5%
Beverage and Tobacco	0.5%
Financial Intermediaries	0.3%
Conglomerates	0.2%
Aerospace & Defense	0.2%
Consumer Staples	0.2%
Other Assets and Liabilities	(27.0)%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
United States	73.6%
Colombia	11.7%
Brazil	11.6%
Mexico	9.0%
Canada	3.8%
Panama	3.2%
India	3.1%
Peru	2.2%
South Africa	1.9%
Paraguay	1.2%
Ghana	1.1%
Morocco	1.0%
Guatemala	0.6%
United Kingdom	0.6%
Luxembourg	0.5%
Cayman Islands	0.5%
Ukraine	0.3%
France	0.3%
Jamaica	0.3%
Chile	0.3%
Costa Rica	0.1%
Hong Kong	0.1%
Singapore	0.0	%(k)
Uruguay	0.0	%(k)
Other Assets and Liabilities	(27.0)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2024, the value of these securities total $821,740,619 or 59.1% of the Fund’s net assets.
(b)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.
(c)	Value determined using significant unobservable inputs.
(d)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(e)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(f)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(g)	Security, or portion of security is on loan as of period end pursuant to the Liquidity Agreement.
(h)	Perpetual maturity. The date disclosed is the next call date of the security.
(i)	Interest only security
(j)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(k)	Represents less than 0.05% of net assets.
(l)	Non-income producing security.
(m)	Seven-day yield as of period end.
(n)	Under the Fund’s Liquidity Agreement, the lender, through its agent, has been granted a security interest in substantially all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the lender.

CMT	Constant Maturity Treasury Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate

Futures Contracts

Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/Value
U.S. Treasury 2 Year Notes	Long	1,280	3/31/2025	$263,204,353	$(24,351)
10 Year U.S. Ultra Treasury Notes	Long	340	3/20/2025	38,315,814	(469,564)
U.S. Treasury Ultra Bonds	Long	180	3/20/2025	22,144,382	(741,257)
U.S. Treasury Long Bonds	Long	300	3/20/2025	34,906,830	(753,705)
					$(1,988,877)

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Notes to Schedule of Investments

December 31, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services—Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Due to custodian as recorded on the Statement of Assets and Liabilities is recorded at cost and approximates fair value; it is classified as level 2 under the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which the Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. The Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Valuation Designee (as defined below) may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2024:

Category
Investments in Securities
Level 1
Short Term Investments	$7,353,144
Total Level 1	7,353,144
Level 2
Foreign Corporate Bonds	$478,585,346
Bank Loans	327,274,792
US Corporate Bonds	319,036,025
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	221,312,147
Non-Agency Commercial Mortgage Backed Obligations	172,347,706
Collateralized Loan Obligations	146,057,666
US Government and Agency Mortgage Backed Obligations	45,255,669
Asset Backed Obligations	21,104,912
Total Level 2	1,730,974,263
Level 3
Non-Agency Commercial Mortgage Backed Obligations	$22,542,493
Foreign Corporate Bonds	1,739,782
Asset Backed Obligations	1,538,047
Bank Loans	1,485,925
Common Stocks	296,752
Rights	176,997
Warrants	25,895
Total Level 3	27,805,891
Total	$1,766,133,298
Other Financial Instruments
Level 1
Futures Contracts	$(1,988,877)
Total Level 1	(1,988,877)
Level 2	—
Level 3	—
Total	$(1,988,877)

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of September 30, 2024	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2024	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2024(c)
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$25,240,637	$714,886	$836,022	$143,905	$3,468	$(4,396,425)	$-	$-	$22,542,493	$818,023
Foreign Corporate Bonds	5,860,033	237,619	53,154	2,172	-	(4,413,196)	-	-	1,739,782	487,567
Asset Backed Obligations	1,668,597	-	(130,550)	-	-	-	-	-	1,538,047	(130,550)
Bank Loans	1,880,943	2,745	(415,415)	29,507	-	(11,855)	-	-	1,485,925	(412,579)
Common Stocks	4,041,096	2,278,551	(2,527,883)	-	-	(3,495,012)	-	-	296,752	(1,502,606)
Rights	217,072	-	(40,075)	-	-	-	-	-	176,997	(40,075)
Warrants	24,168	-	1,727	-	-	-	-	-	25,895	1,727
Total	$38,932,546	$3,233,801	$(2,223,020)	$175,584	$3,468	$(12,316,488)	$-	$-	$27,805,891	$(778,493)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2024 may be due to a security that was not held or categorized as Level 3 at either period end.
(d)	Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of December 31, 2024	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$22,542,493	Market Comparables	Market Quotes	$0.01 - $75.84 ($49.33)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,739,782	Market Comparables	Market Quotes	$0.00 - $99.66 ($18.51)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$1,538,047	Market Comparables	Market Quotes	$1.05 - $788.96 ($708.37)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$1,485,925	Market Comparables	Market Quotes	$79.50 ($79.50)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$296,752	Market Comparables	Market Quotes	$0.00 - $16.50 ($8.40)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
		Income Approach	Net Realizable Value	$0.00 - $0.53 ($0.53)	Significant changes in the net realizable value would have resulted in direct changes in the fair value of the security
Rights	$176,997	Income Approach	Net Realizable Value	$0.53 ($0.53)	Significant changes in the net realizable value would have resulted in direct changes in the fair value of the security
Warrants	$25,895	Market Comparables	Market Quotes	$0.94 ($0.94)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.